[ING STATIONERY]

May 4, 2010

United States Securities and Exchange Commission
100 F Street N.E., Room 1580
Washington, DC 20549

Re:	File Nos. 333-111686 and 811-08524 Prospectus Name: ING Equi-Select

Dear Commissioners:

Please be advised that in lieu of filing a copy of the ING Equi-Select Prospectus and Statement of Additional Information under Rule 497(c) of the Securities Act of 1933 (the “1933 Act”) for
certain deferred combination variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

(1)	The form of the Prospectus and the Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment; and

(2)	The text of the most recent registration statement or amendment has been filed electronically

Please do not hesitate to contact me should you have any questions or comments.

Sincerely,

/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum
Senior Counsel

1475 Dunwoody Drive
West Chester, PA 19380-1478

Tel: 610-425-3404
Fax: 610-425-3520